CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Mar. 31, 2017
Allowance for doubtful accounts	$ 1,800
Common stock, par value	$ 0.001
Common stock, shares authorized	125,000,000
Common stock, shares issued	22,115,916
Common stock, shares outstanding	22,115,916
Predecessor
Allowance for doubtful accounts		$ 16,165
Common stock, par value		$ 0.100
Common stock, shares authorized		125,000,000
Common stock, shares issued		47,121,304
Common stock, shares outstanding		47,121,304